Restructuring (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring [Abstract]
Disclosure of summary of restructuring
The changes to the restructuring provisions recorded on the consolidated statements of financial position as of December 31, 2022, are summarized as follows:

(in millions)	2022
Beginning balance as of December 31, 2021	—
Provision	$91
Amounts paid	$(5)
Ending balance as of December 31, 2022	$86